Earnings/(Losses) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings/(Losses) Per Share
Schedule of basic earnings/(losses) per share

	Year Ended December 31,
	2024	2023	2022
Weighted average number of outstanding ordinary shares in issue	855,351,683	849,654,296	847,143,540
Net income/(loss) attributable to the Company (US$’000)	37,729	100,780	(360,835)
Basic earnings/(losses) per share attributable to the Company (US$ per share)	0.04	0.12	(0.43)

Schedule of diluted earnings/(losses) per share

	Year Ended December 31,
	2024	2023	2022
Weighted average number of outstanding ordinary shares in issue	855,351,683	849,654,296	847,143,540
Effect of share options and LTIP awards	17,477,446	19,542,052	—
Weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding	872,829,129	869,196,348	847,143,540
Net income/(loss) attributable to the Company (US$’000)	37,729	100,780	(360,835)
Diluted earnings/(losses) per share attributable to the Company (US$ per share)	0.04	0.12	(0.43)